Share-based compensation - Additional Information (Detail) £ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($) shares	Oct. 31, 2024 GBP (£) shares	Oct. 31, 2023 CAD ($)
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expense	$ 2,796,000,000		$ 608,000,000
Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Percentage of Annual Salary for Employee Contribution Towards Share Ownership Plans	10.00%	10.00%
Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Percentage of Annual Salary for Employee Contribution Towards Share Ownership Plans	1.00%	1.00%
Stock option plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock option plans, vesting period	4 years	4 years
Compensation expense	$ 16,000,000		11,000,000
Weighted average fair value of options granted	$ 13,600,000		1,510,000
Description of option pricing model, share options granted	Black-Scholes model	Black-Scholes model
Stock option plan [member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Stock option plans, exercisable period from grant date	10 years	10 years
Stock option plan [member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Information about how fair value was measured, share options granted	The weighted average fair value of options granted during the year ended October 31, 2024 was estimated at $13.60 (October 31, 2023 – $11.51). This was determined by applying the Black-Scholes model on the date of grant, taking into account the specific terms and conditions under which the options are granted, such as the vesting period and expected share price volatility estimated by considering the historic average share price volatility over a historical period corresponding to the expected option life. The following assumptions were used to determine the fair value of options granted:	The weighted average fair value of options granted during the year ended October 31, 2024 was estimated at $13.60 (October 31, 2023 – $11.51). This was determined by applying the Black-Scholes model on the date of grant, taking into account the specific terms and conditions under which the options are granted, such as the vesting period and expected share price volatility estimated by considering the historic average share price volatility over a historical period corresponding to the expected option life. The following assumptions were used to determine the fair value of options granted:
Capital Markets Compensation Plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expense	$ 643,000,000		126,000,000
Description of vesting requirements for share-based payment arrangement	The bonus is invested as RBC share units and a specified percentage vests on a specified number of anniversary dates each year. Each vested amount is paid in cash and is based on the original number of share units granted plus accumulated dividends, valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date.	The bonus is invested as RBC share units and a specified percentage vests on a specified number of anniversary dates each year. Each vested amount is paid in cash and is based on the original number of share units granted plus accumulated dividends, valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date.
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expense	$ 685,000,000		216,000,000
Description of vesting requirements for share-based payment arrangement	We offer performance deferred share award plans to certain key employees, all of which vest at the end of three years. Upon vesting, the award is generally paid in cash and is based on the original number of RBC share units granted plus accumulated dividends valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date. A portion of the award under certain plans may be increased or decreased up to 25%, depending on our total shareholder return compared to a defined peer group of global financial institutions.	We offer performance deferred share award plans to certain key employees, all of which vest at the end of three years. Upon vesting, the award is generally paid in cash and is based on the original number of RBC share units granted plus accumulated dividends valued using the average closing price of RBC common shares during the five trading days immediately preceding the vesting date. A portion of the award under certain plans may be increased or decreased up to 25%, depending on our total shareholder return compared to a defined peer group of global financial institutions.
Performance deferred share award plans [member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Percentage of share award plans, increase or decrease	25.00%	25.00%
Non-vested options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expense	$ 9,000,000		$ 5,000,000
Weighted average period for compensation expense to be recognized of non-vested options	2 years	2 years	1 year 10 months 24 days
RBC Dominion Securities Savings Plan [member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Maximum annual employer contribution per employee towards share ownership plans	$ 4,500
RBC U.K. Share Incentive Plan [member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Maximum annual employer contribution per employee towards share ownership plans | £		£ 1,500
Employee Savings and Share Ownership Plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Percentage of employer matching contribution for each contribution between 1% and 6%	50.00%	50.00%
Employer contribution towards share ownership plans	$ 154,000,000		$ 139,000,000
Description of employee ownership plan contribution	Under these plans, the employees can generally contribute between 1% and 10% of their annual salary or benefit base for commission-based employees. For each contribution between 1% and 6%, we will match 50% of the employee contributions in our common shares.	Under these plans, the employees can generally contribute between 1% and 10% of their annual salary or benefit base for commission-based employees. For each contribution between 1% and 6%, we will match 50% of the employee contributions in our common shares.
Employee Savings and Share Ownership Plan [member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Percentage of Annual Salary for Employee Contribution Towards Share Ownership Plans	6.00%	6.00%
Employee Savings and Share Ownership Plan [member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Percentage of Annual Salary for Employee Contribution Towards Share Ownership Plans	1.00%	1.00%
Common shares [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares per board lot | shares	100	100
Common shares [member] | Employee Savings and Share Ownership Plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Common shares held under employee ownership plan	35,000,000		36,000,000